Goodwill and Intangible Assets - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Goodwill And Intangible Assets [Line Items]
Acquisition	$ 84,500,000
Impairments of goodwill	0	$ 0	$ 0
Intangible assets, carrying amount	128,000,000	67,200,000
Amortization expense on intangible assets	19,600,000	16,000,000	$ 20,400,000
2016	30,900,000
2017	25,700,000
2018	25,100,000
2019	22,000,000
2020	15,800,000
Technology-Based Intangible Assets
Goodwill And Intangible Assets [Line Items]
Intangible assets, carrying amount	83,000,000	$ 67,000,000
Contractual Relationship
Goodwill And Intangible Assets [Line Items]
Intangible assets, carrying amount	32,000,000
M/A-COM Automotive Solutions Business
Goodwill And Intangible Assets [Line Items]
Acquisition	$ 84,500,000